BASIS OF FINANCIAL STATEMENT PRESENTATION (Details)	Oct. 14, 2015	Jul. 06, 2015
Subsequent Event [Member]
BASIS OF FINANCIAL STATEMENT PRESENTATION (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-50	on July 6, 2015, the Company’s Board of Directors approved and submitted for the approval of the Company’s stockholders an amendment to its Amended and Restated Certificate of Incorporation, to effect a reverse stock split of its common stock by a ratio of not less than 1-for-25 and not more than 1-for-50 (the “Reverse Split”). On July 7, 2015, stockholders of record of approximately 50.8% of the Company’s outstanding voting stock executed and delivered to the Company a written consent in lieu of a stockholders’ meeting approving the Reverse Split. The Reverse Split can be effected at any time prior to December 31, 2015, at a ratio to be set at a whole number within the above range, as determined by the Board of Directors in its sole discretion. Further, the Board of Directors may, in its sole discretion, determine to not effect the Reverse Split. The Company believes that the Reverse Split will enhance its ability to obtain an initial listing on The NASDAQ Capital Market. The NASDAQ Capital Market requires, among other items, an initial bid price of at least $4.00 per share and following initial listing, maintenance of a continued price of at least $1.00 per share.